CONTRACT COSTS (Tables)	12 Months Ended
Dec. 31, 2018
CONTRACT COSTS
Schedule of movement of contract costs

	2018
	Cost to obtain	Cost to fulfill	Total
At January 1, 2018	193	903	1,096
Amortisation during the year	(62)	(1,094)	(1,156)
Addition current year	274	1,030	1,304
At December 31, 2018	405	839	1,244
Short term portion	(85)	(839)	(924)
Long term portion	320	—	320